OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Other Current Liabilities

Other current liabilities consist of the following:

	December 31
(in US$ thousands)	2012	2013
Income taxes payable	$1,381	$1,560
Deferred tax liabilities (Note 25)	2,207	1,987
Other	398	315

	$3,986	$3,862